INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 8,198	$ 8,667	$ 16,934	$ 17,610	$ 33,939
Cost of revenues	(6,942)	(8,089)	(14,139)	(16,588)	(31,342)
Gross profit	1,256	578	2,795	1,022	2,597
Operating expenses:
Research and development				(1)
Selling, general and administrative	(1,249)	(1,299)	(2,355)	(2,368)	(4,669)
Operating profit (loss)	7	(721)	440	(1,347)	(2,072)
Financial expenses, net	(78)	(105)	(263)	(132)	(475)
Other income, net (Note 6)	871		877		3
Income (loss) before taxes on income	800	(826)	1,054	(1,479)	(2,544)
Taxes on income	(10)	(17)	(22)	(34)	(63)
Net income (loss)	790	(843)	1,032	(1,513)	(2,607)
Other comprehensive income (loss):
Foreign currency translation adjustments	9	(102)	(1)	(137)	(75)
Total comprehensive income (loss)	$ 799	$ (945)	$ 1,031	$ (1,650)	$ (2,682)
Basic and diluted income (loss) per Ordinary share attributable to Eltek Ltd. shareholders	$ 0.19	$ (0.42)	$ 0.33	$ (0.75)	$ (1.28)
Weighted average number of Ordinary shares used to compute basic and diluted income (loss) per Ordinary share attributable to Eltek Ltd. Shareholders	4,147,667	2,028,552	3,088,110	2,028,552	2,028,552